Pruco Life Insurance Company of New Jersey                                              Jordan K. Thomsen
Vice President and Corporate Counsel

Pruco Life Insurance Company of New Jersey
213 Washington Street
Newark, NJ 07102-2992
(973) 802-4193 fax: (973) 802-9560

May 1, 2015

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:           Pruco Life of New Jersey Variable Appreciable Account
(Registration No. 2-89780)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 47; and (ii) that the text of Post-Effective Amendment No. 47 was filed electronically on April 10, 2015 (Accession No. 0000741313-15-000086).

By:          /s/ Jordan K. Thomsen
Jordan K. Thomsen
Vice President and Corporate Counsel
Pruco Life Insurance Company of New Jersey

via EDGAR